Intangible Assets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024/2025	$ 547
2025/2026	324
2026/2027	79
2027/2028	0
2028/2029	0
Thereafter	0
Intangible assets, Net	$ 950	$ 1,584